23. Provision for legal and administrative proceedings (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$)
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	R$ 528,320
Additions, net of reversals	551,191
Payments	(536,647)
Monetary adjustment	306,544
Ending balance	849,408
Civil [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	132,422
Additions, net of reversals	239,705
Payments	(324,803)
Monetary adjustment	63,977
Ending balance	111,301
Labor [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	184,311
Additions, net of reversals	225,864
Payments	(114,450)
Monetary adjustment	139,713
Ending balance	435,438
Tax [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	180,643
Additions, net of reversals	84,990
Payments	(96,346)
Monetary adjustment	101,927
Ending balance	271,214
Regulatory [Member]
ProvisionForLegalAndAdministrativeProceedingsLineItems [Line Items]
Beginning balance	30,944
Additions, net of reversals	632
Payments	(1,048)
Monetary adjustment	927
Ending balance	R$ 31,455